Financial Instruments - Schedule of Financial Assets and Financial Liabilities (Details) - USD ($)	Dec. 31, 2025	Sep. 26, 2025	Sep. 25, 2025	Dec. 31, 2024	Jan. 01, 2024
Schedule of Financial Assets and Financial Liabilities [Line Items]
Cash	$ 91,234,090			$ 15,931,525
Client Cash Deposits	5,615,054			10,665,147
Digital assets, digital assets loaned, and digital assets staked	515,586,931			555,838,900
Equity investments	131,982,050			257,425,063
Public investments	272,520			778,085
Private investments	29,372,628			37,348,081	32,717,095
Accounts payable and accrued liabilities	(9,270,110)			(3,482,464)	(6,899,320)
Loan payable	(2,611,009)			(9,693,294)	(42,522,656)
Lease liability	(3,102,188)
Warrant liability	(13,599,316)	$ (4,123,753)	$ (53,241,889)
Trading liabilities	(24,122,640)			(15,109,375)
ETP holders payable	(622,304,667)			(871,162,347)	$ (384,190,602)
Asset / (liabilites) at amortized cost [Member]
Schedule of Financial Assets and Financial Liabilities [Line Items]
Cash	91,234,090			15,931,525
Client Cash Deposits	5,615,054			10,665,147
Digital assets, digital assets loaned, and digital assets staked
Equity investments
Public investments
Private investments
Accounts payable and accrued liabilities	(9,270,110)			(3,482,464)
Loan payable	(2,611,009)			(9,693,294)
Lease liability	(3,102,188)
Warrant liability
Trading liabilities
ETP holders payable
Assets /(liabilities) at fair value through profit/(loss) [Member]
Schedule of Financial Assets and Financial Liabilities [Line Items]
Cash
Client Cash Deposits
Digital assets, digital assets loaned, and digital assets staked	515,586,931			555,838,900
Equity investments	131,982,050			257,425,063
Public investments	272,520			778,085
Private investments	29,372,628			37,348,081
Accounts payable and accrued liabilities
Loan payable
Lease liability
Warrant liability	(13,599,316)
Trading liabilities	(24,122,640)			(15,109,375)
ETP holders payable	$ (622,304,667)			$ (871,162,347)